Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Minimum Future Financial Lease Payments
The financial leasing liabilities are secured by the associated assets held under this modality. The minimum future financial leasing payments at the end of each reporting period are:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 Years	Total
Balance at December 31, 2018
Lease payments	$46,055	$79,029	$174,541	$-	$299,625
Financial charges	(31,300)	(46,290)	(49,294)	-	(126,884)
Present values, net	$14,755	$32,739	$125,247	$-	$172,741

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 Years	Total

Balance at December 31, 2017
Lease payments	$39,619	$79,346	$96,999	$117,860	$333,824
Financial charges	(28,665)	(51,346)	(58,456)	(12,925)	(151,391)
Present values, net	$10,954	$28,000	$38,543	$104,935	$182,433

Expiries of Operating Leases
At December 31, 2018, the operating leases report the following expiries:

Leased assets	Expire
Building	Apr. 2029
Cranes	Jul. 2020
Major vessel maintenance	Mar. 2020
Lift truck	Dec. 2019
Computer equipment	Oct. 2021

Minimum Future Operating Lease Payments
The minimum future payments on operating leases are:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 Years	Total
Lease payments
At December 31, 2018	$82,836	$154,026	$169,440	$527,583	$933,885

At December 31, 2017	$77,589	$143,067	$158,278	$617,718	$996,652